UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2012 (unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 96.1%
Consumer Discretionary - 8.1%
Hasbro	28,800	$1,005,408
Lowe's	24,726	663,399
Newell Rubbermaid	30,980	572,201
		2,241,008
Consumer Staples - 15.4%
Clorox	4,580	314,463
Kellogg	27,550	1,364,276
Procter & Gamble	17,265	1,088,386
Sysco	49,238	1,482,556
		4,249,681
Energy - 8.2%
Apache	8,590	849,379
Imperial Oil	20,950	998,058
Southwestern Energy *	13,950	434,403
		2,281,840
Financials - 16.1%
Capitol Federal Financial	94,573	1,092,318
Charles Schwab	101,360	1,180,844
Chubb	10,815	729,039
Northern Trust	34,918	1,438,971
		4,441,172
Healthcare - 22.5%
Becton Dickinson	10,840	849,964
Johnson & Johnson	21,194	1,396,897
Patterson Companies	34,884	1,123,614
STERIS	57,640	1,733,811
Stryker	20,345	1,127,723
		6,232,009
Industrials - 15.6%
3M	15,969	1,384,672
Illinois Tool Works	8,000	424,240
Kaydon	30,956	1,056,218
Republic Services	32,178	942,172
US Ecology	27,450	513,864
		4,321,166
Information Technology - 8.9%
Applied Materials	72,710	892,879
TE Connectivity	26,580	906,378
Texas Instruments	20,450	662,171
		2,461,428
Utilities - 1.3%
Great Plains Energy	17,872	368,521
Total Common Stocks
(Cost $25,345,849)		26,596,825

SHORT-TERM INVESTMENT - 3.8%
Fidelity Institutional Money Market Portfolio, 0.22% ^
(Cost $1,048,176)	1,048,176	1,048,176

Total Investments - 99.9%
(Cost $26,394,025)		27,645,001
Other Assets and Liabilites, Net - 0.1%		35,833
Total Net Assets - 100.0%		$27,680,834

* Non-income producing security.
^ Variable Rate Security - The rate shown is the rate in effect as of January 31, 2012.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$26,596,825	$-	$-	$26,596,825
Short-Term Investment	1,048,176	-	-	1,048,176
Total Investments	$27,645,001	$-	$-	$27,645,001

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

                                                                                                                      Nuance Concentrated
 Value Fund

Cost of investments                                                                                            $26,394,025

Gross unrealized appreciation                                                                                1,701,936
Gross unrealized depreciation                                                                                 (450,960)
Net unrealized appreciation / (depreciation)                                                     $ 1,250,976

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  March 29, 2012

By (Signature and Title)* /s/ Brian r. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  March 29, 2012